Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Line Items]
Discount rate of the operating lease	3.78%	3.84%
Weighted average remaining lease term	4 years 7 months 2 days	5 years 5 months 12 days
Cash paid for operating lease	¥ 11,552,022	¥ 11,628,836
Operating lease payment liabilities	¥ 11,194,513	¥ 55,593,928